AMOUNTS DUE FROM RELATED COMPANIES (Tables)	12 Months Ended
Sep. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Related Party Transactions [Table Text Block]	Amounts due from related companies consisted of the following:
	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Jinong High-Tech Agriculture Model Park, Inc.	123	118
Total	123	118